J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Advantage Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 1, 2021

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated March 1, 2021

NOTICE OF LIQUIDATION OF THE JPMORGAN INTERNATIONAL ADVANTAGE FUND. Effective February 26, 2021, the JPMorgan International Advantage Fund (the “Fund”) was liquidated and dissolved. Effective immediately, all references to the Fund are hereby removed from the Prospectuses and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-IA-LIQ-321